INCOME TAXES (Reconciliation of Statutory to Effective Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory rate	34.00%	34.00%	34.00%
Income allocated to non-controlling interests	(29.80%)	(28.90%)	(26.80%)
State and local corporate income taxes	0.80%	1.20%	1.00%
Partnership unincorporated business tax	2.50%	4.20%	1.70%
Permanent differences	(0.60%)	(0.00%)	(2.90%)
Impact of U.S. tax reform (Tax Cuts and Jobs Act)	1.40%	0.00%	0.00%
Non-deductible stock-based compensation	2.00%	0.00%	0.00%
Other	(0.10%)	(0.80%)	1.90%
Effective tax rate	10.20%	9.70%	8.90%